EARNINGS PER SHARE ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator for EPS:
Net income	$ 3,442	$ 2,617	$ 7,255	$ 4,727
Denominator for EPS:
Weighted average shares outstanding - basic	11,447,986	10,394,654	11,196,992	10,386,859
Dilutive shares	218,323	166,766	212,496	335,294
Weighted average shares outstanding - diluted	11,666,309	10,561,420	11,409,488	10,722,153
EPS:
Basic	$ 0.3	$ 0.26	$ 0.65	$ 0.46
Diluted	$ 0.3	$ 0.25	$ 0.64	$ 0.44